Summary of Significant Accounting Policies (Details) - Schedule of other receivables in prepaid expenses and other current assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of other receivables in prepaid expenses and other current assets [Abstract]
Balance	$ 12,871	$ 570
Provisions for doubtful accounts	3,042	12,312
Write offs	(2,911)
Changes due to foreign exchange	990	(11)
Balance	$ 13,992	$ 12,871